EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Employee Benefits Liabilities

	As of December 31,
	2023			2022
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,120	5,891	7,011	1,320	7,576	8,896
Long service leave	719	106	825	627	117	744
Total	1,839	5,997	7,836	1,947	7,693	9,640

Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2023	2022	2021
	US$’000	US$’000	US$’000
Current service cost	442	447	519
Past service cost	—	48	—
Interest cost on benefit obligation	191	154	127
Net benefit cost	633	649	646

	For the year ended December 31,
Other comprehensive income	2023	2022	2021
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	(195)	(263)	140
Actuarial loss / (gain) – demographic assumption	(89)	74	(23)
Actuarial (gain) / loss – financial assumption	(1,601)	(543)	(676)
Actuarial gain	(1,885)	(732)	(559)

	For the year ended December 31,
Change in the defined obligation	2023	2022	2021
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	8,896	9,854	11,300
Current service cost	442	447	519
Past service cost	—	48	—
Interest cost on benefit obligation	191	154	127
Benefits paid directly by our Company	(701)	(653)	(746)
Actuarial gain in other comprehensive income	(1,885)	(732)	(559)
Exchange differences	68	(222)	(787)
Defined benefit obligation at December 31	7,011	8,896	9,854

Disclosure Of Actuarial Assumptions For Defined Benefit Obligations Explanatory
The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
	%	%
Discount rate	2.4-4.7	2.5-2.7
Rate of salary increase	3.0~6.0	5.0~6.0
Pre-retirement mortality	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.	* Thailand TMO17 Tables
*TMO represented as Thailand Mortality Ordinary Tables

Maturity Profile of Defined Benefit Obligation
The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2023	2022
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,120	1,320
Between 2 and 5 years	2,856	1,936
Between 6 and 10 years	3,037	4,101
Total expected payments	7,013	7,357

Weighted average duration of defined benefit obligation	9 ~ 14 years	9 years

Sensitivity Analysis of One-percentage Point Change in Assumed Rates
A one-percentage point change in the assumed rates would have yielded the following effects:

	2023	2022
	US$’000	US$’000
Discount rate – 1% increase	(552)	(699)
Discount rate – 1% decrease	482	818
Rate of salary increase – 1% increase	483	782
Rate of salary increase – 1% decrease	(543)	(685)